Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Financial Results for Discontinued Operations

(in thousands)	2015	2014
Total revenues	$-	16,376
Income before taxes	$-	1
Income tax benefit	$-	(39)
Income from operating activities of discontinued operations, net of tax	$-	40
Gain on dispositions, net of tax	$1,411	48,615
Income from discontinued operations, net of tax	$1,411	48,655
Income from discontinued operations, net of tax, attributable to noncontrolling interest	$-	999
Income from discontinued operations, net of tax, attributable to TSYS common shareholders	$1,411	47,656